ASSETS HELD FOR SALE AND INVENTORIES, NET - Summary (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	$ 656,019		$ 932,657
Assets held for sale, net	10,342		173,742
Total assets held for sale and inventories, net	666,361	[1]	1,106,399
Inventories pledged as collateral for liabilities	129,046		129,046
Investments held for sale	4,385		$ 0
Assets related to investments in subsidiaries held for sale	$ 124,660

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.